Stockholders' Equity - Issuance of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	May 25, 2016	May 14, 2014	May 31, 2014	Dec. 31, 2016	Dec. 31, 2014	May 13, 2016	May 12, 2016	Dec. 31, 2015
Issuance of stock
Common stock, shares authorized				600,000,000		600,000,000	122,000,000	122,000,000
Net IPO proceeds received	$ 226,963
Offering expenses	$ 18,822
Stock issued				$ 226,963	$ 435,144
Cash received from issuance of stock			$ 365,187
Noncash financing activities (issuance of common stock)		$ 69,957	69,957
Common stock
Issuance of stock
Stock issued (in shares)				12,936,038	32,790,321
Stock issued				$ 13	$ 33
IPO | Common stock
Issuance of stock
Stock issued (in shares)	12,936,038
Offering price (in dollars per share)	$ 19.00
Private placement
Issuance of stock
Stock issued			$ 435,144
Private placement | Common stock
Issuance of stock
Stock issued (in shares)			32,790,321